CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (35,641)	$ (3,855)	$ (38,486)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	63,638	40,387	41,374
Common share conversions recorded in interest expense			4,508
Subordinated note redemption premium recorded in interest expense			1,935
Long-term incentive plan expense	3,167	4,497
Gain on sale of assets		(1,511)	(12,847)
Earnings from unconsolidated affiliates	(7,878)	(16,913)	(14,213)
Impairment of equity investments	1,522	3,136	5,500
Distributions from unconsolidated affiliates	21,889	16,843	27,884
Unrealized foreign exchange loss	8,636	5,611	24,370
Change in fair value of derivative instruments	22,776	14,047	6,813
Change in deferred income taxes	(9,908)	17,964	(6,436)
Other		(210)	106
Change in other operating balances
Accounts receivable	(15,563)	1,729	10,520
Prepayments, refundable income taxes and other assets	1,653	9,311	(3,454)
Accounts payable and accrued liabilities	4,931	(6,551)	2,959
Other liabilities	(3,287)	2,468	(84)
Net cash provided by operating activities	55,935	86,953	50,449
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	(591,583)	(78,180)	(3,068)
Proceeds from (loan to) Idaho Wind	22,781	(22,781)
Change in restricted cash	(5,668)	945	575
Biomass development costs	(931)	(2,286)
Proceeds from sale of assets	8,500	2,000	29,467
Purchase of property, plant and equipment	(115,107)	(46,695)	(2,016)
Net cash (used in) provided by investing activities	(682,008)	(146,997)	24,958
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	460,000
Proceeds from issuance of equity, net of offering costs	155,424	72,767
Proceeds from issuance of convertible debenture, net of offering costs		74,575
Deferred financing costs	(26,373)	(7,941)
Repayment of project-level debt	(21,589)	(18,882)	(12,744)
Proceeds from revolving credit facility borrowings	58,000	20,000
Repayments of revolving credit facility borrowings		(20,000)	(55,000)
Dividends paid	(85,029)	(65,028)	(24,955)
Equity contribution from noncontrolling interest		200
Proceeds from issuance of project level debt	100,794		78,330
Redemption of IPSs under normal course issuer bid			(3,369)
Redemption of subordinated notes			(40,638)
Costs associated with common share conversion			(4,508)
Net cash provided by (used in) financing activities	641,227	55,691	(62,884)
Net (decrease) increase in cash and cash equivalents	15,154	(4,353)	12,523
Cash and cash equivalents at beginning of year	45,497	49,850	37,327
Cash and cash equivalents at end of year	60,651	45,497	49,850
Supplemental cash flow information
Interest paid	40,238	26,687	69,186
Income taxes paid (refunded), net	1,109	(8,000)	(216)
Accruals for capital expenditures	$ 4,095